Earnings per share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income	$ 65,924	$ 25,004	$ 8,104
Redeemable Preferred Shares redemption value accretion	(755)	(1,795)	(1,688)
Income allocation to participating Redeemable Preferred Shares	(9,127)	(7,403)	(1,292)
Net income attributable to Jumei's ordinary shareholders	$ 56,042	$ 15,806	$ 5,124
Denominator:
Weighted average number of ordinary shares-basic	115,090,686	59,475,739	50,070,659
Dilutive effect of share options	5,301,794	4,093,946	4,614,606
Dilutive effect of RSUs	450
Dilutive effect of Founders' shares	4,824,124	19,627,103	28,987,721
Weighted average number of ordinary shares-diluted	125,217,054	83,196,788	83,672,986
Net income per share attributable to Jumei's ordinary shareholders
Basic	$ 0.49	$ 0.27	$ 0.10
Diluted	$ 0.45	$ 0.19	$ 0.06